COMMON STOCK WARRANTS (Details 1)	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares
Underwriter Warrants
Warrants exercise price	$ 126.50
Fair value price per share of common stock	$ 110.00
Volatility	62.00%
Expected term remaining	5 years
Risk-free interest rate	1.31%
Discount for lack of marketability	20.00%
Dividend yield	0.00%
Fair value at initial valuation date | $	$ 505,273
Hercules April Warrants
Warrants exercise price	$ 110.00
Fair value price per share of common stock	$ 101.40
Volatility	70.00%
Expected term remaining	5 years
Risk-free interest rate	2.79%
Discount for lack of marketability	20.00%
Dividend yield	0.00%
Fair value at initial valuation date | $	$ 208,369
Hercules October Warrants
Warrants exercise price	$ 143.20
Fair value price per share of common stock	$ 114.60
Volatility	70.00%
Expected term remaining	5 years
Risk-free interest rate	2.94%
Discount for lack of marketability	20.00%
Dividend yield	0.00%
Fair value at initial valuation date | $	$ 59,292